Income Tax Expense - Detail of Income Tax Expense (Parenthetical) (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Income Taxes [Line Items]
U.S. federal income tax rate			30.90%	30.90%	33.10%
Americas [Member]
Disclosure of Income Taxes [Line Items]
U.S. federal income tax rate	21.00%	36.00%